Fair Value Measurements (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Decrease (increase) in the fair value of liabilities	$ 10.8